Goodwill - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Business Combination Goodwill [Abstract]
Goodwill impairment	$ 0	$ 0	$ 0